UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010 Check here if Amendment [ ]; Amendment Number: ____
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey 07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Harsh Bansal
Title: Vice President - Investments of Honeywell International Inc.
Phone: (973) 455-4502
Signature, Place, and Date of Signing:

/s/ Harsh  Bansal Morris Township, New Jersey July 29, 2010
-----------------
Harsh Bansal

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the Holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
NONE

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:            150

Form 13F Information Table Value Total:            $2,065,984

                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number   Name
1.   28-7176                Honeywell Capital Management LLC

                                   13F REPORT
                                  June 30, 2010
             NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL INC.

COLUMN 1                     COLUMN 2      COLUMN 3  COLUMN 4    COLUMN 5                   COLUMN 6  COLUMN 7        COLUMN 8
                             TITLE OF       CUSIP     VALUE      SHRS OR                   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS        NUMBER    (x$1000)    PRN AMT   SH/PRN PUT/CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------ ---------------- --------- ---------- ----------- ------ -------- ---------- -------- --------- ------ ----
TELVENT GIT SA                 SHS        E90215109 $    1,169      70,000   SH      N/A     DEFINED   DEFINED    70,000
ARCH CAP GROUP LTD             ORD        G0450A105 $    3,353      45,000   SH      N/A     DEFINED   DEFINED    45,000
ACCENTURE PLC IRELAND      SHS CLASS A    G1151C101 $   13,585     351,500   SH      N/A     DEFINED   DEFINED   351,500
COOPER INDUSTRIES PLC
   NEW IRELAND COM             COM        G24140108 $   29,999     681,800   SH      N/A     DEFINED   DEFINED   681,800
INVESCO LTD                    SHS        G491BT108 $   18,604   1,105,400   SH      N/A     DEFINED   DEFINED 1,105,400
LAZARD LTD                    SHS A       G54050102 $   15,059     563,800   SH      N/A     DEFINED   DEFINED   563,800
WEATHERFORD
   INTERNATIONAL LT            REG        H27013103 $   14,638   1,114,000   SH      N/A     DEFINED   DEFINED 1,114,000
TYCO INTERNATIONAL LTD         SHS        H89128104 $   31,302     888,500   SH      N/A     DEFINED   DEFINED   888,500
CHECK POINT SOFTWARE
   TECH LT                     ORD        M22465104 $    2,948     100,000   SH      N/A     DEFINED   DEFINED   100,000
AES CORP                       COM        00130H105 $    1,848     200,000   SH      N/A     DEFINED   DEFINED   200,000
ADOBE SYS INC                  COM        00724F101 $    7,445     281,700   SH      N/A     DEFINED   DEFINED   281,700
AECOM TECHNOLOGY CORP
   DELAW                       COM        00766T100 $    5,119     222,000   SH      N/A     DEFINED   DEFINED   222,000
AFFILIATED MANAGERS
   GROUP                       COM        008252108 $   24,685     406,200   SH      N/A     DEFINED   DEFINED   406,200
AIR PROD & CHEM INC            COM        009158106 $   24,336     375,500   SH      N/A     DEFINED   DEFINED   375,500
ALBEMARLE CORP                 COM        012653101 $    2,780      70,000   SH      N/A     DEFINED   DEFINED    70,000
ALLERGAN INC                   COM        018490102 $   12,109     207,838   SH      N/A     DEFINED   DEFINED   207,838
ALLIANCE DATA SYS CORP         COM        018581108 $    1,488      25,000   SH      N/A     DEFINED   DEFINED    25,000
AMERICAN TOWER CORP            CL A       029912201 $   13,795     310,000   SH      N/A     DEFINED   DEFINED   310,000
AMERICAN
   SUPERCONDUCTOR CORP         COM        030111108 $    2,669     100,000   SH      N/A     DEFINED   DEFINED   100,000
AMERIPRISE FINL INC            COM        03076C106 $    2,854      79,000   SH      N/A     DEFINED   DEFINED    79,000
ANALOG DEVICES INC             COM        032654105 $    1,393      50,000   SH      N/A     DEFINED   DEFINED    50,000
AON CORP                       COM        037389103 $    3,155      85,000   SH      N/A     DEFINED   DEFINED    85,000
APACHE CORP                    COM        037411105 $   16,501     196,000   SH      N/A     DEFINED   DEFINED   196,000
APOLLO GROUP INC               CL A       037604105 $   11,348     267,200   SH      N/A     DEFINED   DEFINED   267,200
APPLE INC                      COM        037833100 $   37,956     150,900   SH      N/A     DEFINED   DEFINED   150,900
ARCHER-DANIELS-MIDLAND
   CO                          COM        039483102 $    9,013     349,062   SH      N/A     DEFINED   DEFINED   349,062
BANK OF AMERICA CORP           COM        060505104 $   31,421   2,186,600   SH      N/A     DEFINED   DEFINED 2,186,600
BANK NEW YORK MELLON
   CORP                        COM        064058100 $   11,118     450,300   SH      N/A     DEFINED   DEFINED   450,300
BAXTER INTL INC                COM        071813109 $   36,779     905,000   SH      N/A     DEFINED   DEFINED   905,000
BE AEROSPACE INC               COM        073302101 $    2,670     105,000   SH      N/A     DEFINED   DEFINED   105,000
BECKMAN COULTER INC            COM        075811109 $   17,047     282,742   SH      N/A     DEFINED   DEFINED   282,742
BEST BUY INC                   COM        086516101 $   14,391     425,000   SH      N/A     DEFINED   DEFINED   425,000
BROADCOM CORP                  CL A       111320107 $   10,422     316,100   SH      N/A     DEFINED   DEFINED   316,100
BUFFALO WILD WINGS INC         COM        119848109 $    1,299      35,500   SH      N/A     DEFINED   DEFINED    35,500
CME GROUP INC                  COM        12572Q105 $   14,922      53,000   SH      N/A     DEFINED   DEFINED    53,000
CVS CAREMARK CORP              COM        126650100 $   20,225     689,800   SH      N/A     DEFINED   DEFINED   689,800
CARMAX INC                     COM        143130102 $    2,886     145,000   SH      N/A     DEFINED   DEFINED   145,000
CELGENE CORP                   COM        151020104 $   10,672     210,000   SH      N/A     DEFINED   DEFINED   210,000
CENTURYLINK INC                COM        156700106 $    1,999      60,000   SH      N/A     DEFINED   DEFINED    60,000
CHEVRON CORP                   COM        166764100 $   39,583     583,300   SH      N/A     DEFINED   DEFINED   583,300
CISCO SYSTEMS INC              COM        17275R102 $   36,502   1,712,900   SH      N/A     DEFINED   DEFINED 1,712,900
CITRIX SYS INC                 COM        177376100 $    2,534      60,000   SH      N/A     DEFINED   DEFINED    60,000
COMMSCOPE INC                  COM        203372107 $    2,377     100,000   SH      N/A     DEFINED   DEFINED   100,000
CONSOL ENERGY INC              COM        20854P109 $    3,038      90,000   SH      N/A     DEFINED   DEFINED    90,000

D R HORTON INC                 COM        23331A109 $   10,322   1,050,000   SH      N/A     DEFINED   DEFINED 1,050,000
DENTSPLY INTL INC NEW          COM        249030107 $    1,161      38,800   SH      N/A     DEFINED   DEFINED    38,800
DIAGEO P L C               SPON ADR NEW   25243Q205 $   16,312     260,000   SH      N/A     DEFINED   DEFINED   260,000
DICKS SPORTING GOODS
   INC                         COM        253393102 $   19,111     767,800   SH      N/A     DEFINED   DEFINED   767,800
DONNELLEY R R & SONS
   CO                          COM        257867101 $    2,259     138,000   SH      N/A     DEFINED   DEFINED   138,000
DUN & BRADSTREET CORP
   DEL NE                      COM        26483E100 $    2,349      35,000   SH      N/A     DEFINED   DEFINED    35,000
EMC CORP                       COM        268648102 $   20,101   1,098,400   SH      N/A     DEFINED   DEFINED 1,098,400
ECOLAB INC                     COM        278865100 $   10,172     226,500   SH      N/A     DEFINED   DEFINED   226,500
EL PASO CORP                   COM        28336L109 $    1,389     125,000   SH      N/A     DEFINED   DEFINED   125,000
ENERGIZER HLDGS INC            COM        29266R108 $   18,227     362,500   SH      N/A     DEFINED   DEFINED   362,500
EXELON CORP                    COM        30161N101 $   14,975     394,400   SH      N/A     DEFINED   DEFINED   394,400
EXXON MOBIL CORP               COM        30231G102 $   44,766     784,400   SH      N/A     DEFINED   DEFINED   784,400
F M C CORP                   COM NEW      302491303 $    4,020      70,000   SH      N/A     DEFINED   DEFINED    70,000
FIDELITY NATL
   INFORMATION SV              COM        31620M106 $   16,132     601,500   SH      N/A     DEFINED   DEFINED   601,500
FREEPORT-MCMORAN
   COPPER & GOLD INC           COM        35671D857 $   15,179     256,700   SH      N/A     DEFINED   DEFINED   256,700
GILEAD SCIENCES INC            COM        375558103 $   29,543     861,800   SH      N/A     DEFINED   DEFINED   861,800
GLOBAL PMTS INC                COM        37940X102 $    3,654     100,000   SH      N/A     DEFINED   DEFINED   100,000
GOODYEAR TIRE & RUBBER
   CO                          COM        382550101 $    3,926     395,000   SH      N/A     DEFINED   DEFINED   395,000
GOOGLE INC                     CL A       38259P508 $   21,758      48,900   SH      N/A     DEFINED   DEFINED    48,900
GUESS INC                      COM        401617105 $    2,655      85,000   SH      N/A     DEFINED   DEFINED    85,000
HESS CORP                      COM        42809H107 $   14,483     287,700   SH      N/A     DEFINED   DEFINED   287,700
HEWLETT PACKARD CO             COM        428236103 $   36,507     843,500   SH      N/A     DEFINED   DEFINED   843,500
HOST HOTELS & RESORTS
   INC                         COM        44107P104 $    3,469     257,326   SH      N/A     DEFINED   DEFINED   257,326
IPC THE HOSPITALIST CO
   INC                         COM        44984A105 $    5,601     223,163   SH      N/A     DEFINED   DEFINED   223,163
ITT CORP INC                   COM        450911102 $   25,411     565,700   SH      N/A     DEFINED   DEFINED   565,700
INTEL CORP                     COM        458140100 $   28,506   1,465,600   SH      N/A     DEFINED   DEFINED 1,465,600
INTERNATIONAL BUSINESS
   MACHS CORP                  COM        459200101 $   32,562     263,700   SH      N/A     DEFINED   DEFINED   263,700
INTL GAME TECH                 COM        459902102 $   14,764     940,400   SH      N/A     DEFINED   DEFINED   940,400
INVERNESS MED
   INNOVATIONS IN              COM        46126P106 $   15,114     566,900   SH      N/A     DEFINED   DEFINED   566,900
INVT TECH GROUP INC NE         COM        46145F105 $    3,051     190,000   SH      N/A     DEFINED   DEFINED   190,000
ITRON INC                      COM        465741106 $    2,473      40,000   SH      N/A     DEFINED   DEFINED    40,000
JPMORGAN CHASE & CO            COM        46625H100 $   46,788   1,278,000   SH      N/A     DEFINED   DEFINED 1,278,000
KROGER CO                      COM        501044101 $   47,882   2,431,800   SH      N/A     DEFINED   DEFINED 2,431,800
LIFE TECHNOLOGIES CORP         COM        53217V109 $   18,900     400,000   SH      N/A     DEFINED   DEFINED   400,000
LORILLARD INC                  COM        544147101 $    2,519      35,000   SH      N/A     DEFINED   DEFINED    35,000
LOWES COS INC                  COM        548661107 $   23,812   1,166,100   SH      N/A     DEFINED   DEFINED 1,166,100
MEMC ELECTR MATLS INC          COM        552715104 $    3,656     370,000   SH      N/A     DEFINED   DEFINED   370,000
MASCO CORP                     COM        574599106 $    3,389     315,000   SH      N/A     DEFINED   DEFINED   315,000
MASTERCARD INC                 CL A       57636Q104 $    9,977      50,000   SH      N/A     DEFINED   DEFINED    50,000
MCAFEE INC                     COM        579064106 $   16,742     545,000   SH      N/A     DEFINED   DEFINED   545,000
MCDERMOTT INTL INC             COM        580037109 $   14,426     666,000   SH      N/A     DEFINED   DEFINED   666,000
MERCK & CO INC NEW             COM        58933Y105 $   28,761     822,447   SH      N/A     DEFINED   DEFINED   822,447
METLIFE INC                    COM        59156R108 $   26,934     713,300   SH      N/A     DEFINED   DEFINED   713,300
MICROSOFT CORP                 COM        594918104 $   47,483   2,063,600   SH      N/A     DEFINED   DEFINED 2,063,600
MICROCHIP TECHNOLOGY
   INC                         COM        595017104 $    3,745     135,000   SH      N/A     DEFINED   DEFINED   135,000
MOLSON COORS BREWING
   CO                          CL B       60871R209 $    6,778     160,000   SH      N/A     DEFINED   DEFINED   160,000
MONSANTO CO NEW                COM        61166W101 $   10,686     231,200   SH      N/A     DEFINED   DEFINED   231,200
MOODYS CORP                    COM        615369105 $    1,494      75,000   SH      N/A     DEFINED   DEFINED    75,000
MORGAN STANLEY                 COM        617446448 $   32,417   1,396,700   SH      N/A     DEFINED   DEFINED 1,396,700
MOSAIC CO                      COM        61945A107 $    7,730     198,300   SH      N/A     DEFINED   DEFINED   198,300
MYLAN INC                      COM        628530107 $    1,721     101,000   SH      N/A     DEFINED   DEFINED   101,000
MYRIAD GENETICS INC            COM        62855J104 $    2,644     176,853   SH      N/A     DEFINED   DEFINED   176,853
NII HLDGS INC COM            CL B NEW     62913F201 $   11,509     353,900   SH      N/A     DEFINED   DEFINED   353,900
NABORS INDS INC          NOTE 0.940% 05-1 629568AP1 $    4,888   5,000,000   SH      N/A     DEFINED   DEFINED 5,000,000

NASDAQ OMX GROUP               COM        631103108 $   21,089   1,186,100   SH      N/A     DEFINED   DEFINED 1,186,100
NEWELL RUBBERMAID INC          COM        651229106 $    3,865     264,000   SH      N/A     DEFINED   DEFINED   264,000
NOBLE ENERGY INC               COM        655044105 $    3,620      60,000   SH      N/A     DEFINED   DEFINED    60,000
NORTHERN TRUST CORP            COM        665859104 $    1,868      40,000   SH      N/A     DEFINED   DEFINED    40,000
NSTAR                          COM        67019E107 $    6,300     180,000   SH      N/A     DEFINED   DEFINED   180,000
NUANCE COMMUNICATIONS
   INC                         COM        67020Y100 $    4,784     320,000   SH      N/A     DEFINED   DEFINED   320,000
OCCIDENTAL PETROLEUM
   CORP                        COM        674599105 $   15,299     198,300   SH      N/A     DEFINED   DEFINED   198,300
OFFICE DEPOT INC               COM        676220106 $    2,505     620,000   SH      N/A     DEFINED   DEFINED   620,000
OMNICOM GROUP INC              COM        681919106 $    3,430     100,000   SH      N/A     DEFINED   DEFINED   100,000
OWENS ILL INC                COM NEW      690768403 $    2,513      95,000   SH      N/A     DEFINED   DEFINED    95,000
PG& E CORP                     COM        69331C108 $   26,448     643,500   SH      N/A     DEFINED   DEFINED   643,500
PEOPLES UTD FINL INC           COM        712704105 $    2,025     150,000   SH      N/A     DEFINED   DEFINED   150,000
PEPSICO INC                    COM        713448108 $   33,687     552,700   SH      N/A     DEFINED   DEFINED   552,700
PHILIP MORRIS INTL INC         COM        718172109 $   26,106     569,500   SH      N/A     DEFINED   DEFINED   569,500
PRIDE INTL INC DEL             COM        74153Q102 $    2,234     100,000   SH      N/A     DEFINED   DEFINED   100,000
PRUDENTIAL FINL INC            COM        744320102 $   14,392     268,200   SH      N/A     DEFINED   DEFINED   268,200
QLOGIC CORP                    COM        747277101 $   11,672     702,291   SH      N/A     DEFINED   DEFINED   702,291
QUALCOMM INC                   COM        747525103 $   25,701     782,600   SH      N/A     DEFINED   DEFINED   782,600
QUANTA SVCS INC                COM        74762E102 $   14,434     699,000   SH      N/A     DEFINED   DEFINED   699,000
QUESTAR CORP                   COM        748356102 $    2,275      50,000   SH      N/A     DEFINED   DEFINED    50,000
ROCKWELL COLLINS INC           COM        774341101 $   23,579     443,800   SH      N/A     DEFINED   DEFINED   443,800
ROPER INDS INC NEW             COM        776696106 $   15,092     269,700   SH      N/A     DEFINED   DEFINED   269,700
SEI INVTS CO                   COM        784117103 $    3,706     182,000   SH      N/A     DEFINED   DEFINED   182,000
ST JUDE MED INC                COM        790849103 $   27,302     756,500   SH      N/A     DEFINED   DEFINED   756,500
SCHLUMBERGER LTD               COM        806857108 $   10,598     191,500   SH      N/A     DEFINED   DEFINED   191,500
SEALED AIR CORP NEW            COM        81211K100 $   10,073     510,800   SH      N/A     DEFINED   DEFINED   510,800
SKYWEST INC                    COM        830879102 $    1,222     100,000   SH      N/A     DEFINED   DEFINED   100,000
SMITH INTL INC                 COM        832110100 $   11,107     295,000   SH      N/A     DEFINED   DEFINED   295,000
SOUTHERN CO                    COM        842587107 $   24,957     749,900   SH      N/A     DEFINED   DEFINED   749,900
SOUTHWESTERN ENERGY CO         COM        845467109 $   17,237     446,100   SH      N/A     DEFINED   DEFINED   446,100
STAPLES INC                    COM        855030102 $   23,662   1,242,100   SH      N/A     DEFINED   DEFINED 1,242,100
STATE STR CORP                 COM        857477103 $   23,731     701,700   SH      N/A     DEFINED   DEFINED   701,700
SYNOPSYS INC                   COM        871607107 $    2,713     130,000   SH      N/A     DEFINED   DEFINED   130,000
TAIWAN SEMICONDUCTOR
   MFG LTD                 SPONSORED ADR  874039100 $    9,331     956,007   SH      N/A     DEFINED   DEFINED   956,007
TARGET CORP                    COM        87612E106 $   25,637     521,400   SH      N/A     DEFINED   DEFINED   521,400
TEVA PHARMACEUTICAL
   INDS LTD                    ADR        881624209 $   28,340     545,100   SH      N/A     DEFINED   DEFINED   545,100
THERMO FISHER CORP             COM        883556102 $   12,032     245,300   SH      N/A     DEFINED   DEFINED   245,300
THOMAS & BETTS CORP            COM        884315102 $    1,215      35,000   SH      N/A     DEFINED   DEFINED    35,000
TOLL BROS INC                  COM        889478103 $   21,976   1,343,300   SH      N/A     DEFINED   DEFINED 1,343,300
TOWERS WATSON & CO             CL A       891894107 $    1,849      47,600   SH      N/A     DEFINED   DEFINED    47,600
TRAVELERS COS INC              COM        89417E109 $   13,155     267,100   SH      N/A     DEFINED   DEFINED   267,100
URS CORP NEW                   COM        903236107 $    4,329     110,000   SH      N/A     DEFINED   DEFINED   110,000
ULTA SALON COSMETCS &
   FRAG I                      COM        90384S303 $    1,822      77,000   SH      N/A     DEFINED   DEFINED    77,000
UNION PAC CORP                 COM        907818108 $   16,814     241,900   SH      N/A     DEFINED   DEFINED   241,900
UNITED PARCEL SVC INC          CL B       911312106 $   19,388     340,800   SH      N/A     DEFINED   DEFINED   340,800
UNITED TECHNOLOGIES
   CORP                        COM        913017109 $   30,190     465,100   SH      N/A     DEFINED   DEFINED   465,100
V F CORP                       COM        918204108 $   17,026     239,200   SH      N/A     DEFINED   DEFINED   239,200
VERIZON COMMUNICATIONS         COM        92343V104 $   23,820     850,100   SH      N/A     DEFINED   DEFINED   850,100
VIACOM INC NEW                 CL B       92553P201 $   18,474     588,900   SH      N/A     DEFINED   DEFINED   588,900
WABCO HLDGS INC                COM        92927K102 $    3,935     125,000   SH      N/A     DEFINED   DEFINED   125,000
WILLIAMS CO INC                COM        969457100 $   11,037     603,800   SH      N/A     DEFINED   DEFINED   603,800
XILINX INC                     COM        983919101 $    2,526     100,000   SH      N/A     DEFINED   DEFINED   100,000
                                                    $2,065,984 $70,036,429